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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Quarter Ended March 31, 2009

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.


Name of Institutional Investment Manager Filing this Report:
			Name:		 Lloyd George Management (BVI) Limited
			Address:	 c/O Suite 3808, One Exchange Square,
					 Central, Hong Kong
			13F File Number: 28 - 12186


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			William Kerr
Title:			Chief Financial Officer
Phone:			852-28454433

Signature		Place and Date of Signing
William Kerr		Central, Hong Kong, May 13, 2009


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:       1
Form 13F Information Table Entry Total:  26
Form 13F Information Table Value Total:  $103,730,514


List of Other Included Managers:


NO. 13F File Number		Name

01  28-12490			Lloyd George Investment Management (Bermuda) Limited

FORM 13F INFORMATION TABLE
QUARTER ENDED 31 March 2009



     NAME OF ISSUER               TITLE         CUSIP      VALUE    SHARES  SH   PUT  INVSTMT  OTHER      VOTING AUTHORITY
                                  OF CLASS                X1000    PRN AMT PRN  CALL DSCRETN MANAGERS   SOLE    SHARED   NONE
 -------------------------       ---------    ----------   ------- -------- --- ----  ------- -------- ------- -------- -------
                                                                                < C>
 BAIDU INC			    ADR	      0567521085     91       515  SH	     DEFINED    01        515        0       0
 CHINA DIGITAL TV HLDG CO LTD	    ADR	      16938G1076   5787    859879  SH 	     DEFINED    01     576060        0  283819
 COMPANHIA VALE DO RIO DOCE         ADR       2044122099   2371    178300  SH        DEFINED    01      80200        0   98100
 COMPANIA DE MINAS BUENAVENTURA     ADR       2044481040    501     20900  SH        DEFINED    01      20900        0       0
 CREDICORP LTD		         COM STOCK    G2519Y1084   3381     72187  SH	     DEFINED    01      29287        0   42900
 CTRIP.COM INT'L 	            ADR       22943F1003    978     35700  SH        DEFINED    01          0        0   35700
 E-HOUSE CHINA HOLDINGS LTD         ADR       26852W1036   1787    230000  SH        DEFINED    01      94300        0  135700
 E-HOUSE CHINA HOLDINGS LTD         ADR       26852W1036     40      5100  SH	     DEFINED                0        0    5100
 HDFC BANK LTD                      ADR       40415F1012   3326     54580  SH        DEFINED    01      54580        0       0
 INFOSYS TECHNOLOGIES LTD	    ADR	      4567881085     69	     2600  SH	     DEFINED    01	 2600	     0	     0
 KOREA FUND 		        COM STOCK     5006342092    367     16080  SH	     DEFINED    01      16080        0       0
 MINDRAY MEDICAL INTL LTD           ADR       6026751007   6805    367650  SH        DEFINED    01     258250        0  109400
 MINDRAY MEDICAL INTL LTD           ADR       6026751007   2310    124800  SH        DEFINED           124800        0       0
 NETEASE.COM INC		    ADR       64110W1027   2578     96000  SH        DEFINED    01      96000        0	     0
 NETEASE.COM INC		    ADR       64110W1027   3324    123800  SH        DEFINED           123800	     0	     0
 NEW ORIENTAL EDUCATION & TECH GRP  ADR       6475811070  53575   1066160  SH        DEFINED    01     130000        0  936160
 NEW ORIENTAL EDUCATION & TECH GRP  ADR       6475811070  10216    203300  SH        DEFINED            70800        0  132500
 PETROLEO BRASILEIRO S.A.           ADR       71654V4086    366     12000  SH        DEFINED    01      12000        0       0
 POSCO                              ADR       6934831099    175      2620  SH        DEFINED    01       2620        0	     0
 SINA CORP			    ORD	      G814771047    377	    16200  SH	     DEFINED	01	    0	     0   16200
 SUNTECH POWER HOLDINGS LTD         ADR       86800C1045    163     13960  SH        DEFINED    01      13960        0       0
 SUNTECH POWER HOLDINGS LTD         ADR       86800C1045    297     25400  SH        DEFINED            25400        0       0
 TAIWAN SEMICONDUCTOR MFG Ltd       ADR       8740391003    137     15300  SH        DEFINED    01      15300        0       0
 TAIWAN SEMICONDUCTOR MFG Ltd       ADR       8740391003   1787	   199663  SH	     DEFINED           199663	     0	     0
 TENARIS S.A.			    ADR	      88031M1099    121	     6000  SH	     DEFINED    01	 6000	     0	     0
 TEVA PHARMACEUTICAL INDS LTD       ADR       8816242098   2802     62200  SH        DEFINED    01      62200        0       0



